DAC AND OTHER DEFERRED ASSETS/LIABILITIES	12 Months Ended
Dec. 31, 2022
Contract holder Bonus Interest Credits [Abstract]
DAC AND OTHER DEFERRED ASSETS/LIABILITIES	DAC AND OTHER DEFERRED ASSETS/LIABILITIES
Changes in the DAC asset for the years ended December 31, 2022 and 2021 were as follows:

December 31, 2022	VUL (1)	IUL (2)	GMxB Core	Investment Edge	SCS	Momentum	Total
	(in millions)
Balance beginning of the year	$361	$297	$14	$—	$—	$—	$672
Capitalization	70	16	28	1	13	—	128
Amortization (3)	(21)	(17)	(2)	—	—	—	(40)
Balance, December 31, 2022	$410	$296	$40	$1	$13	$—	$760
______________
(1)    “VUL” defined as Variable Universal Life.
(2)    “IUL” defined as Indexed Universal Life.
(3)     DAC amortization of $1 million related to Other not reflected in table above.

December 31, 2021	VUL (1)	IUL (2)	GMxB Core	Investment Edge	SCS	Momentum	Total
	(in millions)
Balance beginning of the year	$300	$287	$—	$—	$—	$—	$587
Capitalization	79	27	14	—	—	—	120
Amortization (3)	(18)	(17)	—	—	—	—	(35)
Balance, December 31, 2021	$361	$297	$14	$—	$—	$—	$672
______________
(1)    “VUL” defined as Variable Universal Life.
(2)    “IUL” defined as Indexed Universal Life.
(3)     DAC amortization of $1 million related to Other not reflected in table above.

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the DAC asset for the year ended 2020 were as follows:

Year Ended December 31,
2020
(in millions)
Balance, beginning of year	$471
Capitalization of commissions, sales and issue expenses	95
Amortization:
Impact of assumptions updates and model changes	(8)
All other	(23)
Total amortization	(31)
Change in unrealized investment gains and losses	(58)
Balance, end of year	$477

Changes in the Sales Inducement Assets for the years ended December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
	GMxB Core	GMxB Core
	(in millions)
Balance beginning of the year	$—	$—
Capitalization	1	—
Amortization	—	—
Balance, end of the year	$1	$—

Changes in the Unearned Revenue Liability for the years ended December 31, 2022, and 2021 were as follows:

	December 31, 2022		December 31, 2021
	VUL	IUL	VUL	IUL
	(in millions)
Balance beginning of the year	$118	$94	$85	$24
Capitalization	49	71	40	74
Amortization	(8)	(8)	(7)	(4)
Balance, end of the year	$159	$157	$118	$94

The following table presents a reconciliation of DAC to the balance sheet.

	December 31,
	2022	2021
	(in millions)

VUL	$410	$361
IUL	296	297
GMxB Core	40	14
Investment Edge	1	—
SCS	13	—
Total	$760	$672

Annually, or as circumstances warrant, we will review the associated decrements assumptions. (i.e. mortality and lapse) based on our multi-year average of companies experience with actuarial judgements to reflect other observable industry trends. In addition to DAC, the Unearned Revenue Liability and Sales Inducement Asset (“SIA”) use similar techniques and quarterly update processes for balance amortization.
During the third quarter of 2022 and 2021, we completed our annual assumption update and the impact to the current period amortization of DAC and DAC like balances due to the new assumptions is immaterial. There were as no other material changes to the inputs, judgements or calculation processes used in the DAC calculation this period or year.